Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets as of December 31, 2025 and 2024, are as follows:

	2025	2024

Deferred tax assets (liabilities):
Net operating loss carryforwards	$2,613,978	$1,166,108
Equity Based Compensation	14,119,653	3,701,986
R&D Expenses	-	219,744
Accrued Expenses	444,042	353,987
Change in FV of convertible note	65,206	53,738

Total gross deferred tax assets	17,242,789	5,495,563
Less: valuation allowance	(17,242,789)	(5,495,563)
Total net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate U.S. Federal Statutory Rate

The Company’s effective income tax rate for the years ended December 31, 2025 and 2024 differs from the U.S. federal statutory rate primarily due to the impact of the valuation allowance, as follows:

	2025		2024
	$	%	$	%
U.S. federal statutory income tax rate	(17,242,789)	21.00%	(4,140,453)	21.00%
State and local income taxes, net of federal benefit	-	0.00%	(1,355,110)	6.87%
Changes in valuation allowances	17,242,789	(21.00)%	5,495,563	(27.87)%
Effective income tax expense (benefit)	-	0.00%	-	0.00%